Restricted cash	12 Months Ended
Jun. 30, 2025
Restricted Cash
Restricted cash

32. Restricted cash:

At June 30, 2025, the Company held restricted cash of $6,214 (June 30, 2024 – nil), comprised of $2,095 classified as current and $4,119 classified as non-current, which is presented separately from cash on the consolidated statements of financial position.

Restricted cash represents cash at the project level that is subject to restrictions imposed by lending banks. These balances are maintained in designated reserve accounts for the future repayment of interest and principal on project debt, working capital requirements, and other reserve obligations associated with the specific project.